Property, plant and equipment -impairment (narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	$ 1,439	$ 7,057	$ 4,093
Impairment reversals	1,102
Impairment loss	1,285	6,401
Exploration expenses	1,004	3,483	$ 1,854
E&P- Norway [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		1,219
E&P International [member] | North America offshore other areas [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment reversals	22
Impairment loss		146
E&P International [member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	1,609
Impairment loss		1,280
E&P International [member] | Europe and Asia [Member] | Downward reserve revision [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	1,786
E&P International [member] | Europe and Asia [Member] | Higher prices [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	177
E&P USA [member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairment loss	48	2,313
Impairment reversals	60	234
Impairment loss	108	2,547
Exploration expenses	2	680
E&P USA [member] | Onshore [member] | Price assumptions and change to fair value less cost of disposal valuation [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exploration expenses		743
E&P USA [member] | Onshore [member] | Downward reserve revision [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exploration expenses	20
E&P USA [member] | Onshore [member] | Upward reserve revision [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Exploration expenses	22
E&P USA [member] | Offshore Gulf of Mexico [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	18	305
MMP [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss	$ 716	$ 1,052